Income Taxes	12 Months Ended
Mar. 31, 2024
Income taxes paid (refund) [abstract]
Income Taxes	Income Taxes
Income Tax Expense (Benefit)
The composition of income tax expense (benefit) is as follows:

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Current tax expense	¥208,513	¥246,578	¥107,349
Deferred tax benefit	(136,108)	(188,526)	(198,755)
Total	¥72,405	¥58,052	¥(91,406)
Current tax expense includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased current tax expense by JPY 11,315 million, JPY 17,529 million and JPY 4,952 million for the years ended March 31, 2022, 2023 and 2024, respectively.
Deferred tax benefit includes the benefits arising from previously unrecognized tax losses, tax credits and temporary differences of prior periods. These effects decreased deferred tax expense by JPY 11,914 million, JPY 54,974 million and JPY 32,290 million for the years ended March 31, 2022, 2023 and 2024, respectively.
Takeda is mainly subject to income taxes, inhabitant tax, and deductible enterprise tax in Japan. The statutory tax rate calculated based on these taxes is 30.6% for the years ended March 31, 2022, 2023 and 2024.
The following is a reconciliation from income tax expense at Takeda's domestic (Japanese) statutory tax rate to Takeda's income tax expense (benefit) reported for the year ended March 31:

	JPY (millions)
	2022	2023	2024
Profit before tax	¥302,571	¥375,090	¥52,791
Income tax expense at Takeda’s domestic (Japanese) statutory tax rate of 30.6%	92,526	114,703	16,143
Non-deductible expenses for tax purposes (1)	6,071	15,158	21,353
Changes in unrecognized deferred tax assets and deferred tax liabilities (2)	(8,831)	(21,791)	(3,512)
Tax credits	(32,948)	(26,676)	(30,654)
Differences in applicable tax rates of overseas subsidiaries (3)	24,496	(31,446)	(29,782)
Changes in tax effects of undistributed profit of overseas subsidiaries	(20,359)	6,174	(1,737)
Effect of changes in applicable tax rates and tax law (4)	(39,661)	2,482	(11,994)
Tax contingencies (5)	58,540	13,991	(83,784)
Effect of prior year items	(4,762)	(7,524)	(2,479)
Entity reorganizations/Divestments	2,041	(6,321)	33,469
Other	(4,708)	(698)	1,571
Income tax expense (benefit) reported for the year	¥72,405	¥58,052	¥(91,406)
(1) Amounts for the years ended March 31, 2022, 2023 and 2024 include the impact from intra territory eliminations, the pre-tax effect of which has been eliminated in arriving at Takeda’s consolidated income from continuing operations before income taxes. Additionally, amounts for the years ended March 31, 2023 and 2024 include non-deductible interest due to Japanese earnings stripping rules.
(2) Amounts for the years ended March 31, 2022, 2023 and 2024 include deferred tax expenses (benefits) associated with carried forward net operating losses. The amount for the year ended March 31, 2023 is driven by recognition of tax benefits from previously unrecognized tax losses as result of internal entity restructuring transactions.
(3) Amounts for the years ended March 31, 2022, 2023 and 2024 include unitary and minimum taxes on overseas subsidiaries.
(4) Amount for the year ended March 31, 2022 includes JPY 39,106 million deferred tax benefit related to a blended state tax rate change as a result of legal entity restructuring in the US. Amount for the year ended March 31, 2024 includes JPY 4,206 million deferred tax expense related to US state law change and JPY 16,200 million deferred tax benefit relating to extension of the carryforward period relating to Japanese earnings stripping rules.
(5) Tax expense amount for the year ended March 31, 2022 includes JPY 65,942 million from the AbbVie break fee case. Tax benefit for the year ended March 31, 2024 is from favorable resolution of tax contingencies including JPY 63,547 million relating to the AbbVie break fee settlement.
The decrease in Takeda’s income tax expense between the years ended March 31, 2022 and 2023 was primarily due to increased tax benefits from recognition of deferred tax assets and decreased tax charges for US international tax provisions in the year ended March 31, 2023. Tax expense for the year ended March 31, 2022 includes a charge for the AbbVie break fee case (a tax assessment related to the treatment of an acquisition break fee Shire received from AbbVie in 2014) partially offset by the benefits from the US state blended tax rate change and reductions of deferred tax liabilities on undistributed earnings.
The decrease in Takeda’s income tax expense between the years ended March 31, 2023 and 2024 was primarily due to lower pretax earnings as well as a tax expense reduction of JPY 63,547 million resulting from the reversal of the income taxes payable in excess of the settlement with the Irish Revenue Commissioners with respect to the AbbVie break fee case. These decreases were partially offset by the tax charges from legal entity restructuring and the reassessment of recoverability of deferred tax assets.
As a company with worldwide operations, Takeda is subject to several factors that may affect future tax charges, principally the levels and mix of profitability in different jurisdictions, transfer pricing regulations, tax rates imposed and tax regime reforms. In December 2021, the OECD issued model rules for a new global minimum tax framework (Pillar Two).
Pillar Two legislation was enacted by Japanese Diet on March 28, 2023. Since the newly enacted tax legislation in Japan is only effective from April 1, 2024, there is no current tax impact for the year ended March 31, 2024. Takeda has applied the temporary mandatory relief from deferred tax accounting for the impacts of the top-up tax and accounts for it as a current tax when it is incurred. Takeda has performed an assessment of its potential exposure to Pillar Two income taxes based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the group. Based on this assessment, Takeda expects that the top-up tax related to Pillar 2 will only arise in a limited number of jurisdictions and the amount of additional tax charge will not be material.
Deferred Taxes
Deferred tax assets and liabilities reported in the consolidated statements of financial position are as follows:

	JPY (millions) As of March 31
	2023	2024
Deferred tax assets	¥366,003	¥393,865
Deferred tax liabilities	(270,620)	(113,777)
Net deferred tax assets	¥95,383	¥280,088
The major items and changes in deferred tax assets and liabilities are as follows:

	JPY (millions)
	As of April 1, 2022	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2023
Research and development expenses	¥33,199	¥98,057	¥—	¥4,974	¥136,230
Inventories	94,530	11,863	—	4,518	110,911
Property, plant and equipment	(69,775)	2,834	—	(4,818)	(71,759)
Intangible assets	(497,480)	86,244	—	(41,358)	(452,594)
Financial assets measured at FVTOCI	(6,759)	—	214	1,417	(5,128)
Accrued expenses and provisions	155,330	(6,402)	—	16,115	165,043
Defined benefit plans	13,456	(2,855)	(5,563)	1,368	6,406
Deferred income	11,225	(3,911)	—	118	7,432
Unused tax losses	119,453	(24,662)	—	6,301	101,092
Tax credits	38,912	9,389	—	3,790	52,091
Investments in subsidiaries and associates	(31,210)	(5,581)	—	(47)	(36,838)
Cash flow hedges	29,031	—	9,449	—	38,480
Other	21,116	23,550	7,485	(8,134)	44,017
Total	¥(88,972)	¥188,526	¥11,585	¥(15,756)	¥95,383

	JPY (millions)
	As of April 1, 2023	Recognized in profit or (loss)	Recognized in other comprehensive income	Other(1)	As of March 31, 2024
Research and development expenses	¥136,230	¥77,180	¥—	¥3,600	¥217,010
Inventories	110,911	20,482	—	7,009	138,402
Property, plant and equipment	(71,759)	9,249	—	(5,999)	(68,509)
Intangible assets	(452,594)	99,039	—	(36,715)	(390,270)
Financial assets measured at FVTOCI	(5,128)	—	(2,056)	(455)	(7,639)
Accrued expenses and provisions	165,043	7,469	—	13,081	185,593
Defined benefit plans	6,406	667	2,170	5,485	14,728
Deferred income	7,432	(1,955)	—	16	5,493
Unused tax losses	101,092	(15,970)	—	3,549	88,671
Tax credits	52,091	(11,230)	—	5,298	46,159
Investments in subsidiaries and associates	(36,838)	10,183	—	(146)	(26,801)
Cash flow hedges	38,480	2,227	(19,062)	—	21,645
Other	44,017	1,414	(3,171)	13,346	55,606
Total	¥95,383	¥198,755	¥(22,119)	¥8,069	¥280,088
(1) Other consists primarily of foreign currency translation differences, reclassification of deferred tax assets and liabilities classified as held for sale and the tax impact of items charged directly to equity. The aggregate amount of deferred tax related to items charged directly to equity for the years ended March 31, 2023 and 2024 was JPY 2,204 million and JPY 506 million, respectively.
Takeda considers the probability that a portion or all of the future deductible temporary differences, unused tax losses, or unused tax credits can be utilized against future taxable profits upon recognition of deferred tax assets. In assessing the recoverability of deferred tax assets, Takeda considers the scheduled reversal of taxable temporary differences, projected future taxable profits, and tax planning strategies.
Based on the level of historical taxable profits and projected future taxable profits during the periods in which the temporary differences become deductible, Takeda has determined that it is not probable a portion of the tax benefits can be utilized.
The unused tax losses, deductible temporary differences, and unused tax credits for which deferred tax assets were not recognized are as follows:

	JPY (millions) As of March 31
	2023	2024
Unused tax losses	¥1,181,757	¥1,186,106
Deductible temporary differences	259,784	263,143
Unused tax credits	11,186	23,724
The unused tax losses and unused tax credits for which deferred tax assets were not recognized will expire as follows:

	JPY (millions) As of March 31
Unused tax losses	2023	2024
1st year	¥76	¥812
2nd year	762	85
3rd year	307	1,989
4th year	896	6,233
5th year	2,081	578,648
After 5th year	1,114,021	590,813
Indefinite	63,614	7,526
Total	¥1,181,757	¥1,186,106

	JPY (millions) As of March 31
Unused tax credits	2023	2024
Less than 5 years	¥2,151	¥3,901
5 years or more	9,034	19,823
Indefinite	—	—
Total	¥11,186	¥23,724
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax assets were not recognized were JPY 515,052 million and JPY 65,232 million as of March 31, 2023 and 2024, respectively.
The aggregate amounts of temporary differences associated with investments in subsidiaries for which deferred tax liabilities were not recognized were JPY 416,417 million and JPY 532,960 million as of March 31, 2023 and 2024, respectively.
Changes in the amounts of unrecognized deferred tax assets and liabilities associated with investments in subsidiaries are primarily due to changes in temporary differences that had no impact on the consolidated statements of profit or loss.